Stock-based compensation - Narrative (Details)		1 Months Ended	12 Months Ended
	Jun. 14, 2018 employee shares	Jun. 30, 2018 adviser employee shares	Dec. 31, 2018 USD ($) employee $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting period	48 months
Stock-based compensation expense | $			$ 1,939,611	$ 4,219,165	$ 6,572,963
Shares granted (shares)	654,544		1,517,544	1,059,500	763,320
Shares granted, weighted-average grant date fair value (in usd per share) | $ / shares			$ 1.95	$ 2.80	$ 6.35
Shares exercised (shares)			97,310	1,576	8,516
Shares exercised, weighted average exercise price (in usd per share) | $ / shares			$ 1.21	$ 1.67	$ 2.59
Stock options exercised, intrinsic value | $			$ 349,974	$ 2,606	$ 64,302
Unrecognized compensation cost | $			$ 2,160,000
Unrecognized compensation cost, recognition period			2 years 8 months 27 days
Option awards held (shares)			2,320,981	2,580,491
Number of employees granted options | employee	7
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post termination exercisability extended period	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post termination exercisability extended period	3 years
Non-employee stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted to non-employee consultants and members of the Scientific Advisory Board (shares)			30,000	0	14,670
Stock options, vesting period			4 years
Stock options, contractual term			10 years
Stock-based compensation expense | $			$ 124,000	$ 201,000	$ 370,000
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, contractual term			10 years
Options to purchase common stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting period			1 year
Options to purchase common stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting period			4 years
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares remaining available for grant of stock awards (shares)			1,740,416
Employee stock option, one-year post termination exercisability
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post termination exercisability period		3 months
Option awards held (shares)		877,137
Number of employees holding options | employee		6	6
Number of advisers holding options | adviser		1
Post termination exercisability extended period		1 year
Number of employees terminated | employee			3
Employee stock option, three-year post termination exercisability
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post termination exercisability period		3 months
Option awards held (shares)		500,000
Number of employees holding options | employee		1
Post termination exercisability extended period		3 years
Selling, general and administrative expenses | Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $					$ 285,000